26. CAPITAL AND RESERVES (Details 1) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Capital And Reserves Details 1
Number of shares subscribed, beginning	747,005,982	747,005,982
Capital increase through share issuance	0	0
Number of shares subscribed, ending	747,005,982	747,005,982